Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 875,000
Previously Paid Amount	0.00
Total Fee Amount	133.96
Total Offset Amount	0.00
Net Fee	133.96
Narrative - Max Aggregate Offering Price	$ 875,000
Final Prospectus	true